Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.faegredrinker.com

January 4, 2022

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (the “Trust”)
Securities Act Registration No. 33-18781
Investment Company Act Registration No. 811-05407

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust, on behalf of its Ultra-Short Duration Portfolio and Short Duration Portfolio (the “Portfolios”), hereby certifies that:

(a) the forms of (i) the Trust’s Prospectuses for the Portfolios; and (ii) the Trust’s Statement of Additional Information for the Portfolios, that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A, which was filed on December 22, 2021; and

(b) the text of Post-Effective Amendment No. 66 was filed with the Commission via EDGAR on December 22, 2021 (Accession No. 0000894189-21-009091) with an effective date of December 31, 2021.

Questions and comments concerning this letter can be directed to the undersigned at (215) 988-3328.

Very Truly Yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc: Jay Johnson, Callahan Financial Services, Inc.
Michael P. Malloy